Income Taxes - Effective Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount
Expected U.S. federal income taxes at statutory rate	$ (57,511,000)	$ (32,589,000)	$ (12,873,000)
Impact of 2017 Tax Cuts and Jobs Act	9,303,000	0	0
Loss attributable to non-controlling interests	52,607,000	0	0
Valuation allowance	(4,464,000)	0	0
Non-deductible expenses	65,000	0	0
Effect due to LLC flow-through structure	0	32,589,000	12,873,000
Income tax expense, Amount	$ 0	$ 0	$ 0
Percent
Expected U.S. federal income taxes at statutory rate	35.00%	35.00%	35.00%
Impact of 2017 Tax Cuts and Jobs Act	(5.70%)	0.00%	0.00%
Loss attributable to non-controlling interests	(32.00%)	(0.00%)	(0.00%)
Valuation allowance	2.70%	0.00%	0.00%
Non-deductible expenses	0.00%	0.00%	0.00%
Effect due to LLC flow-through structure	0.00%	(35.00%)	(35.00%)
Income tax expense, Percent	0.00%	0.00%	0.00%